CREDIT FACILITIES AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
CREDIT FACILITIES AND LONG-TERM DEBT
Schedule of credit facilities outstanding

The Company classifies the senior revolving credit facilities as current liabilities on the Company’s consolidated balance sheets as amounts drawn to acquire and renovate homes are required to be repaid as the related real estate inventory is sold, which the Company expects to occur within 12 months. The following table summarizes certain details related to the Company’s credit facilities outstanding as of December 31, 2020 and 2019 (in thousands, except interest rates):

			Weighted
			Average	End of	Final
	Borrowing	Outstanding	Interest	Revolving	Maturity
As of December 31, 2019	Capacity	Amount	Rate	Period	Date
Revolving Facility 2018-1	$250,000	$—	4.28%	February 10, 2021	May 10, 2021
Revolving Facility 2018-2	750,000	—	4.36%	September 23, 2022	December 23, 2022
Revolving Facility 2018-3	100,000	25,385	4.19%	June 1, 2023	June 1, 2023
Revolving Facility 2019-1	300,000	32,535	3.58%	March 4, 2022	March 4, 2022
Revolving Facility 2019-2	1,030,000	230,352	3.08%	July 8, 2021	July 7, 2022
Revolving Facility 2019-3	475,000	50,901	3.60%	August 22, 2022	August 21, 2023
Total	$2,905,000	$339,173

		Weighted
		Average
	Outstanding	Interest
As of December 31, 2019	Amount	Rate
Revolving Facility 2016-1	$39,346	6.17%
Revolving Facility 2017-1	25,758	7.00%
Revolving Facility 2018-1	126,450	5.62%
Revolving Facility 2018-2	194,293	6.00%
Revolving Facility 2018-3	111,411	4.65%
Revolving Facility 2019-1	206,399	3.81%
Revolving Facility 2019-2	327,226	3.41%
Revolving Facility 2019-3	42,812	3.02%
Total	$1,073,695

Summary of details related to our credit facilities and mezzanine term debt facilities outstanding

					Final
	Borrowing	Outstanding	Interest	End of Draw	Maturity
As of December 31, 2020	Capacity	Amount	Rate	Period	Date

Term Debt Facility 2016-M1	$149,000	$40,000	10.00%	October 31, 2022	April 30, 2024
Term Debt Facility 2020-M1	300,000	100,000	10.00%	January 23, 2023	January 23, 2026
Total	$449,000	$140,000
	Issuance Costs	(4,533)
	Carrying Value	$135,467

Schedule of mortgage financing

The following tables summarize certain details related to the Company’s mortgage financing (in thousands, except interest rates):

			Weighted	End of	Final
	Borrowing	Outstanding	Average	Revolving	Maturity
As of December 31, 2020	Capacity	Amount	Interest Rate	Period	Date
Repo Facility 2019-R1	$50,000	$7,149	1.94%	April 29, 2021	April 29, 2021

	Outstanding	Weighted Average
As of December 31, 2019	Amount	Interest Rate
Repo Facility 2019-R1	$2,021	3.98%